Asset Retirement Obligations (Tables)	6 Months Ended
Jun. 30, 2023
Asset Retirement Obligations
Schedule of Asset Retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	June 30, 2023	December 31, 2022
Beginning balance	$5,316,470	$8,993,108
Additions	598,358	-
Accretion expense	108,447	264,075
Impact of hyperinflation	(7,576)	(69,379)
Change in estimate	17,583	(3,871,334)
Ending balance	$6,033,282	$5,316,470